Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 9,236	$ 457	$ 271
Total current assets	9,236	457	271
Total assets	9,236	457	271
Current liabilities
Accounts payable and accrued expenses	10,600	10,000	7,500
Note payable - stockholder	151,500	114,000	64,960
Total current liabilities	162,100	124,000	72,460
Total liabilities	162,100	124,000	72,460
Commitments and contingencies
Stockholders’ deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding	500	500	500
Accumulated deficit	(153,364)	(124,043)	(72,689)
Total stockholders’ deficit	(152,864)	(123,543)	(72,189)
Total liabilities and stockholders’ deficit	$ 9,236	$ 457	$ 271